Changes in consolidated statements of comprehensive income (Tables)	12 Months Ended
Dec. 31, 2017
Statement [line items]
Comprehensive income
(USD millions)	Fair value adjustments on marketable securities	Fair value adjustments on deferred cash flow hedges	Actuarial gains/(losses) from defined benefit plans	Net investment hedge	Cumulative currency translation effects	Total value adjustments

Value adjustments at January 1, 2015	433	– 38	– 5 366		2 406	– 2 565

Fair value adjustments on financial instruments	28	20				48

Net actuarial losses from defined benefit plans [1]			– 147			– 147

Currency translation effects [2]					– 1 659	– 1 659

Total value adjustments in 2015	28	20	– 147		– 1 659	– 1 758

Fair value adjustments related to divestments			100			100

Value adjustments at December 31, 2015	461	– 18	– 5 413		747	– 4 223

Fair value adjustments on financial instruments	– 113	15				– 98

Net actuarial losses from defined benefit plans			– 514			– 514

Currency translation effects					– 2 389	– 2 389

Total value adjustments in 2016	– 113	15	– 514		– 2 389	– 3 001

Fair value adjustments related to divestments			12			12

Value adjustments at December 31, 2016	348	– 3	– 5 915		– 1 642	– 7 212

Fair value adjustments on financial instruments	38	12				50

Net investment hedge				– 237		– 237

Net actuarial gains from defined benefit plans			851			851

Currency translation effects					2 208	2 208

Total value adjustments in 2017	38	12	851	– 237	2 208	2 872

Value adjustments at December 31, 2017	386	9	– 5 064	– 237	566	– 4 340

[1] Net actuarial gains of USD 10 million in 2015 were attributable to discontinued operations up to the respective divestment dates
[2] Currency translation losses of USD 29 million in 2015 were attributable to discontinued operations up to the respective divestment dates

Fair value adjustments financial instruments reconciliation
(USD millions)	Fair value adjustments on marketable securities	Fair value adjustments on deferred cash flow hedges	Total

Fair value adjustments at January 1, 2017	348	– 3	345

Changes in fair value:
– Available-for-sale marketable securities	11		11

– Available-for-sale financial investments	47		47

Realized net gains transferred to the consolidated income statement:
– Other financial assets sold	– 109		– 109

Amortized net losses on cash flow hedges transferred to the consolidated income statement		13	13

Impaired financial assets transferred to the consolidated income statement	102		102

Deferred tax on above items [1]	– 13	– 1	– 14

Fair value adjustments during the year	38	12	50

Fair value adjustments at December 31, 2017	386	9	395

[1] Included in 2017 is a USD 18 million impact related to the revaluation of deferred tax liabilities on available-for-sale financial investments held in the US that were previously recognized through other comprehensive income. This revaluation resulted from the US tax reform legislation enacted on December 22, 2017, refer to Note 11 for additional disclosures.

(USD millions)	Fair value adjustments on marketable securities	Fair value adjustments on deferred cash flow hedges	Total

Fair value adjustments at January 1, 2016	461	– 18	443

Changes in fair value:
– Available-for-sale marketable securities	1		1

– Available-for-sale financial investments	– 87		– 87

Realized net gains transferred to the consolidated income statement:
– Marketable securities sold	– 1		– 1

– Other financial assets sold	– 154		– 154

Amortized net losses on cash flow hedges transferred to the consolidated income statement		16	16

Impaired financial assets transferred to the consolidated income statement	131		131

Deferred tax on above items	– 3	– 1	– 4

Fair value adjustments during the year	– 113	15	– 98

Fair value adjustments at December 31, 2016	348	– 3	345

(USD millions)	Fair value adjustments on marketable securities	Fair value adjustments on deferred cash flow hedges	Total

Fair value adjustments at January 1, 2015	433	– 38	395

Changes in fair value:
– Available-for-sale marketable securities	– 130		– 130

– Available-for-sale financial investments	80		80

– Associated companies’ movements in comprehensive income	– 8		– 8

Realized net gains transferred to the consolidated income statement:
– Marketable securities sold	– 1		– 1

– Other financial assets sold	– 103		– 103

Amortized net losses on cash flow hedges transferred to the consolidated income statement		21	21

Impaired financial assets transferred to the consolidated income statement	194		194

Deferred tax on above items	– 4	– 1	– 5

Fair value adjustments during the year	28	20	48

Fair value adjustments at December 31, 2015	461	– 18	443

Schedule of defined benefit plan amounts recognized in other comprehensive income
(USD millions)	2017	2016	2015

Defined benefit pension plans before tax	1 367	– 667	– 252

Other post-employment benefit plans before tax	76	12	168

Taxation on above items [1]	– 592	140	– 63

Total after tax	851	– 515	– 147

Attributable to:
Shareholders of Novartis AG	851	– 514	– 147

Non-controlling interests		– 1

[1] Included in 2017 is a USD -272 million impact related to the revaluation of deferred tax assets on US post-employment benefits that were previously recognized through other comprehensive income. This revaluation resulted from the US tax reform legislation enacted on December 22, 2017, refer to Note 11 for additional disclosures.